Non-Cash Share-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		12 Months Ended
	Jul. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jul. 30, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost related to unvested employee shares outstanding			$ 1.8
Weighted-average period of unvested employee shares outstanding			2 years 7 months 6 days
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost related to unvested employee shares outstanding		$ 34.1
Weighted-average period of unvested employee shares outstanding		3 years 6 months
Weighted average grant-date fair value of share options granted		$ 9.12		$ 9.87
RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
General vesting period		4 years
Deferred Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock repurchased during period		0		0
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Service based options, vesting period		4 years
General vesting period		3 years
Minimum | First Anniversary of Vesting Commencement Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage		20.00%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Service based options, vesting period		5 years
General vesting period		4 years
Maximum | First Anniversary of Vesting Commencement Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage		25.00%
2020 Employee Share Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares reserved for issuance	347,447
Purchase price of ordinary shares, percentage of fair market value	85.00%
Percentage of employee's compensation eligible	15.00%
Number of shares purchased		0
2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of share awards to be issued	5,898,625
Term of ordinary shares subject to automatic increase in outstanding ordinary shares on each year	10 years
Percentage of ordinary shares subject to automatic increase in outstanding ordinary shares on each year	4.00%
Terms of share option plan		Additionally, the number of ordinary shares reserved for issuance under the 2020 Plan will automatically increase on January 1st of each year, for a period of not more than ten years, by an amount equal to the lesser of (i) 4% of the total number of ordinary shares outstanding on December 31st of the same calendar year or (ii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable January 1st date.
2020 Plan | ORDINARY £0.00001 PAR VALUE
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of share awards to be issued	3,474,469				2,424,156